SCHEDULE OF FINANCIAL ADJUSTMENTS (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
IfrsStatementLineItems [Line Items]
Fair value gains on financial liabilities through profit or loss
Loss from operations before income tax		$ (7,077,619)	(6,294,775)	$ (6,425,604)
Loss for the year attributable to the owners of Genetic Technologies Limited		(7,077,619)	(6,294,775)	(6,425,604)
Total comprehensive loss for the year		$ (7,115,087)	$ (6,327,950)	$ (6,401,936)
Loss per share (cents per share)
Basic and diluted net loss per ordinary share		$ (0.08)	$ (0.15)	$ (0.24)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)		8,544,157,979	4,155,017,525	2,635,454,870
Non-Current Liabilities
Other financial liabilities
Total Non-Current Liabilities		$ 33,272	242,800
TOTAL LIABILITIES		1,438,653	1,640,372
NET ASSETS		21,533,035	13,992,607
EQUITY
Total reserves		11,033,279	9,928,571
Accumulated losses		(143,075,218)	(136,047,037)	$ (129,737,550)
TOTAL EQUITY		21,533,035	13,992,607	1,771,206	$ 4,711,878
Net foreign exchange gains/(losses)			(5,522)	92,518
Net impairment losses	[1]			500,000
Total other gains / (losses)			(5,522)	(407,482)
Foreign currency translation		718,955	756,423	789,598
Share-based payments		10,314,324	9,172,148	5,220,334
Reconciliation of foreign currency translation reserve, Balance at the beginning of the financial year		756,423	789,598
Reconciliation of foreign currency translation reserve, Add: net currency translation gain / (loss)		(37,468)	(33,175)	23,668
Reconciliation of foreign currency translation reserve, Balance at the end of the financial year		718,955	756,423	789,598
Reconciliation of share-based payments reserve, Balance at the beginning of the financial year		9,172,148	5,220,334
Reconciliation of share-based payments reserve, Add: share-based payments expense			263,387	341,201
Reconciliation of share-based payments reserve, Add: Issue of options/warrants to underwriters			3,770,411	(6,099)
Reconciliation of share-based payments reserve, Less: Reversal of Performance Rights expenses in prior year*	[2]		(81,984)
Reconciliation of share-based payments reserve, Balance at the end of the financial year		10,314,324	9,172,148	5,220,334
Balance at the beginning of the financial year		(136,047,037)	(129,737,550)
Add: Initial adoption of IFRS 16			(14,712)
Add: net loss attributable to owners of Genetic Technologies Limited		(7,077,619)	(6,294,775)
Balance at the end of the financial year		(143,075,218)	(136,047,037)	(129,737,550)
Revised Of Prior Period [Member]
IfrsStatementLineItems [Line Items]
Fair value gains on financial liabilities through profit or loss			195,845
Loss from operations before income tax			(6,098,930)
Loss for the year attributable to the owners of Genetic Technologies Limited			(6,098,930)
Total comprehensive loss for the year			$ (6,132,105)
Loss per share (cents per share)
Basic and diluted net loss per ordinary share			$ (0.15)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)			4,155,017,525
Non-Current Liabilities
Other financial liabilities			$ 977,237
Total Non-Current Liabilities			1,220,037
TOTAL LIABILITIES			2,617,609
NET ASSETS			13,015,370
EQUITY
Total reserves			8,755,489
Accumulated losses			(135,851,192)	(129,737,550)
TOTAL EQUITY			13,015,370
Net foreign exchange gains/(losses)			(5,522)
Net impairment losses
Total other gains / (losses)			190,323
Foreign currency translation			756,423	789,598
Share-based payments			7,999,066	5,220,334
Reconciliation of foreign currency translation reserve, Balance at the beginning of the financial year		756,423	789,598
Reconciliation of foreign currency translation reserve, Add: net currency translation gain / (loss)			(33,175)
Reconciliation of foreign currency translation reserve, Balance at the end of the financial year			756,423	789,598
Reconciliation of share-based payments reserve, Balance at the beginning of the financial year		7,999,066	5,220,334
Reconciliation of share-based payments reserve, Add: share-based payments expense			67,542
Reconciliation of share-based payments reserve, Add: Issue of options/warrants to underwriters			2,793,174
Reconciliation of share-based payments reserve, Less: Reversal of Performance Rights expenses in prior year*			(81,984)
Reconciliation of share-based payments reserve, Balance at the end of the financial year			7,999,066	5,220,334
Balance at the beginning of the financial year		(135,851,192)	(129,737,550)
Add: Initial adoption of IFRS 16			(14,712)
Add: net loss attributable to owners of Genetic Technologies Limited			(6,098,930)
Balance at the end of the financial year			(135,851,192)	(129,737,550)
Revision of Prior Period [Member]
IfrsStatementLineItems [Line Items]
Fair value gains on financial liabilities through profit or loss			(195,845)
Loss from operations before income tax			(195,845)
Loss for the year attributable to the owners of Genetic Technologies Limited			(195,845)
Total comprehensive loss for the year			$ (195,845)
Loss per share (cents per share)
Weighted average number of Ordinary Shares used in calculating loss per share (number of shares)
Non-Current Liabilities
Other financial liabilities			$ (977,237)
Total Non-Current Liabilities			(977,237)
TOTAL LIABILITIES			(977,237)
NET ASSETS			977,237
EQUITY
Total reserves			1,173,082
Accumulated losses			(195,845)
TOTAL EQUITY			977,237
Net foreign exchange gains/(losses)
Net impairment losses
Total other gains / (losses)			(195,845)
Foreign currency translation
Share-based payments			1,173,082
Reconciliation of foreign currency translation reserve, Balance at the beginning of the financial year
Reconciliation of foreign currency translation reserve, Add: net currency translation gain / (loss)
Reconciliation of foreign currency translation reserve, Balance at the end of the financial year
Reconciliation of share-based payments reserve, Balance at the beginning of the financial year		1,173,082
Reconciliation of share-based payments reserve, Add: share-based payments expense			195,845
Reconciliation of share-based payments reserve, Add: Issue of options/warrants to underwriters			977,237
Reconciliation of share-based payments reserve, Less: Reversal of Performance Rights expenses in prior year*
Reconciliation of share-based payments reserve, Balance at the end of the financial year			1,173,082
Balance at the beginning of the financial year		$ (195,845)
Add: Initial adoption of IFRS 16
Add: net loss attributable to owners of Genetic Technologies Limited			(195,845)
Balance at the end of the financial year			$ (195,845)

[1]	In August 2018, the Company invested A$250,000
[2]	During the year ended June 30, 2020, 3,750,000 performance rights previously issued to Mr. Xue Lee in the year ended June 30, 2019 were forfeited. Additionally, 57,500,000 performance rights previously issued to Dr. Paul Kasian in the year ended June 30, 2019 were forfeited in the year ended June 30, 2020. Due to the forfeiture of performance rights, a reversal amounting to A$81,984 relating to previously expensed amounts was accounted for during the current reporting period.